                         MERCANTILE MUTUAL FUNDS, INC.
                                (the "Company")

                                  Trust Shares
                                     of the
                        Treasury Money Market Portfolio
                             Money Market Portfolio
                       Tax-Exempt Money Market Portfolio

                        Supplement dated August 16, 1999
                       to Prospectus dated March 31, 1999

Merger of Mercantile Bancorporation Inc. and Firstar Corporation

  Mercantile Bancorporation Inc. ("Mercantile") and Firstar Corporation ("Firstar") have entered into an Agreement and Plan of Merger dated as of April 30, 1999, as amended June 17, 1999, which provides for the merger of these two bank holding companies. The Agreement and Plan of Merger and the transactions contemplated thereby, including the merger of Mercantile with and into Firstar, were approved by shareholders of Mercantile and Firstar at special meetings of shareholders held on July 28, 1999. The merger is expected to be completed on or about September 17, 1999.

  As a result of the merger, Mississippi Valley Advisors Inc. ("MVA"), the Company's investment adviser and currently an indirect wholly owned subsidiary of Mercantile, will become an indirect wholly owned subsidiary of Firstar. MVA will continue to serve as the Company's investment adviser following the merger.

  Firstar is a Wisconsin corporation with a principal office at Firstar Center, 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. At March 31, 1999, Firstar had consolidated total assets of approximately $38 billion.

                         MERCANTILE MUTUAL FUNDS, INC.
                                (the "Company")

                        Trust Shares and Trust II Shares
                                     of the
                 Treasury Money Market Portfolio, Money Market
                 Portfolio, Tax-Exempt Money Market Portfolio,
               U.S. Government Securities Portfolio, Intermediate
                Corporate Bond Portfolio, Bond Index Portfolio,
                     Government & Corporate Bond Portfolio,
                Short-Intermediate Municipal Portfolio, Missouri
               Tax-Exempt Bond Portfolio, National Municipal Bond
            Portfolio, Balanced Portfolio, Equity Income Portfolio,
                 Equity Index Portfolio, Growth & Income Equity
              Portfolio, Growth Equity Portfolio, Small Cap Equity
                Portfolio, Small Cap Equity Index Portfolio and
                         International Equity Portfolio

                        Supplement dated August 16, 1999
                       to Prospectus dated March 31, 1999

Merger of Mercantile Bancorporation Inc. and Firstar Corporation

  Mercantile Bancorporation Inc. ("Mercantile") and Firstar Corporation ("Firstar") have entered into an Agreement and Plan of Merger dated as of April 30, 1999, as amended June 17, 1999, which provides for the merger of these two bank holding companies. The Agreement and Plan of Merger and the transactions contemplated thereby, including the merger of Mercantile with and into Firstar, were approved by shareholders of Mercantile and Firstar at special meetings of shareholders held on July 28, 1999. The merger is expected to be completed on or about September 17, 1999.

  As a result of the merger, Mississippi Valley Advisors Inc. ("MVA"), the Company's investment adviser and currently an indirect wholly owned subsidiary of Mercantile, will become an indirect wholly owned subsidiary of Firstar. MVA will continue to serve as the Company's investment adviser following the merger.

  Firstar is a Wisconsin corporation with a principal office at Firstar Center, 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. At March 31, 1999, Firstar had consolidated total assets of approximately $38 billion.

                         MERCANTILE MUTUAL FUNDS, INC.
                                (the "Company")

                              Institutional Shares
                                     of the
            Treasury Money Market Portfolio, Money Market Portfolio,
          U.S. Government Securities Portfolio, Intermediate Corporate
                Bond Portfolio, Bond Index Portfolio, Government
                & Corporate Bond Portfolio, Balanced Portfolio,
                Equity Income Portfolio, Equity Index Portfolio,
                Growth & Income Equity Portfolio, Growth Equity
                     Portfolio, Small Cap Equity Portfolio,
                      Small Cap Equity Index Portfolio and
                         International Equity Portfolio

                        Supplement dated August 16, 1999
                       to Prospectus dated March 31, 1999

Merger of Mercantile Bancorporation Inc. and Firstar Corporation

  Mercantile Bancorporation Inc. ("Mercantile") and Firstar Corporation ("Firstar") have entered into an Agreement and Plan of Merger dated as of April 30, 1999, as amended June 17, 1999, which provides for the merger of these two bank holding companies. The Agreement and Plan of Merger and the transactions contemplated thereby, including the merger of Mercantile with and into Firstar, were approved by shareholders of Mercantile and Firstar at special meetings of shareholders held on July 28, 1999. The merger is expected to be completed on or about September 17, 1999.

  As a result of the merger, Mississippi Valley Advisors Inc. ("MVA"), the Company's investment adviser and currently an indirect wholly owned subsidiary of Mercantile, will become an indirect wholly owned subsidiary of Firstar. MVA will continue to serve as the Company's investment adviser following the merger.

  Firstar is a Wisconsin corporation with a principal office at Firstar Center, 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. At March 31, 1999, Firstar had consolidated total assets of approximately $38 billion.

                         MERCANTILE MUTUAL FUNDS, INC.
                                (the "Company")

                                Investor Shares
                                     of the
                        Treasury Money Market Portfolio
                             Money Market Portfolio
                       Tax-Exempt Money Market Portfolio

                        Supplement dated August 16, 1999
                       to Prospectus dated March 31, 1999

  Merger of Mercantile Bancorporation Inc. and Firstar Corporation

  Mercantile Bancorporation Inc. ("Mercantile") and Firstar Corporation ("Firstar") have entered into an Agreement and Plan of Merger dated as of April 30, 1999, as amended June 17, 1999, which provides for the merger of these two bank holding companies. The Agreement and Plan of Merger and the transactions contemplated thereby, including the merger of Mercantile with and into Firstar, were approved by shareholders of Mercantile and Firstar at special meetings of shareholders held on July 28, 1999. The merger is expected to be completed on or about September 17, 1999.

  As a result of the merger, Mississippi Valley Advisors Inc. ("MVA"), the Company's investment adviser and currently an indirect wholly owned subsidiary of Mercantile, will become an indirect wholly owned subsidiary of Firstar. MVA will continue to serve as the Company's investment adviser following the merger.

  Firstar is a Wisconsin corporation with a principal office at Firstar Center, 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. At March 31, 1999, Firstar had consolidated total assets of approximately $38 billion.

                         MERCANTILE MUTUAL FUNDS, INC.
                                (the "Company")

                                Investor Shares
                                     of the
                     Short-Intermediate Municipal Portfolio
                       Missouri Tax-Exempt Bond Portfolio
                       National Municipal Bond Portfolio

                        Supplement dated August 16, 1999
                       to Prospectus dated March 31, 1999

Merger of Mercantile Bancorporation Inc. and Firstar Corporation

  Mercantile Bancorporation Inc. ("Mercantile") and Firstar Corporation ("Firstar") have entered into an Agreement and Plan of Merger dated as of April 30, 1999, as amended June 17, 1999, which provides for the merger of these two bank holding companies. The Agreement and Plan of Merger and the transactions contemplated thereby, including the merger of Mercantile with and into Firstar, were approved by shareholders of Mercantile and Firstar at special meetings of shareholders held on July 28, 1999. The merger is expected to be completed on or about September 17, 1999.

  As a result of the merger, Mississippi Valley Advisors Inc. ("MVA"), the Company's investment adviser and currently an indirect wholly owned subsidiary of Mercantile, will become an indirect wholly owned subsidiary of Firstar. MVA will continue to serve as the Company's investment adviser following the merger.

  Firstar is a Wisconsin corporation with a principal office at Firstar Center, 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. At March 31, 1999, Firstar had consolidated total assets of approximately $38 billion.

                         MERCANTILE MUTUAL FUNDS, INC.
                                (the "Company")

                                Investor Shares
                                     of the
                      U.S. Government Securities Portfolio
                     Intermediate Corporate Bond Portfolio
                              Bond Index Portfolio
                     Government & Corporate Bond Portfolio

                        Supplement dated August 16, 1999
                       to Prospectus dated March 31, 1999

Merger of Mercantile Bancorporation Inc. and Firstar Corporation

  Mercantile Bancorporation Inc. ("Mercantile") and Firstar Corporation ("Firstar") have entered into an Agreement and Plan of Merger dated as of April 30, 1999, as amended June 17, 1999, which provides for the merger of these two bank holding companies. The Agreement and Plan of Merger and the transactions contemplated thereby, including the merger of Mercantile with and into Firstar, were approved by shareholders of Mercantile and Firstar at special meetings of shareholders held on July 28, 1999. The merger is expected to be completed on or about September 17, 1999.

  As a result of the merger, Mississippi Valley Advisors Inc. ("MVA"), the Company's investment adviser and currently an indirect wholly owned subsidiary of Mercantile, will become an indirect wholly owned subsidiary of Firstar. MVA will continue to serve as the Company's investment adviser following the merger.

  Firstar is a Wisconsin corporation with a principal office at Firstar Center, 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. At March 31, 1999, Firstar had consolidated total assets of approximately $38 billion.

                         MERCANTILE MUTUAL FUNDS, INC.
                                (the "Company")

                                Investor Shares
                                     of the
                               Balanced Portfolio
                            Equity Income Portfolio
                             Equity Index Portfolio
                        Growth & Income Equity Portfolio
                            Growth Equity Portfolio
                           Small Cap Equity Portfolio
                        Small Cap Equity Index Portfolio
                         International Equity Portfolio

                        Supplement dated August 16, 1999
                       to Prospectus dated March 31, 1999

Merger of Mercantile Bancorporation Inc. and Firstar Corporation

  Mercantile Bancorporation Inc. ("Mercantile") and Firstar Corporation ("Firstar") have entered into an Agreement and Plan of Merger dated as of April 30, 1999, as amended June 17, 1999, which provides for the merger of these two bank holding companies. The Agreement and Plan of Merger and the transactions contemplated thereby, including the merger of Mercantile with and into Firstar, were approved by shareholders of Mercantile and Firstar at special meetings of shareholders held on July 28, 1999. The merger is expected to be completed on or about September 17, 1999.

  As a result of the merger, Mississippi Valley Advisors Inc. ("MVA"), the Company's investment adviser and currently an indirect wholly owned subsidiary of Mercantile, will become an indirect wholly owned subsidiary of Firstar. MVA will continue to serve as the Company's investment adviser following the merger.

  Firstar is a Wisconsin corporation with a principal office at Firstar Center, 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. At March 31, 1999, Firstar had consolidated total assets of approximately $38 billion.

                         CONNING MONEY MARKET PORTFOLIO
                                       of
                         Mercantile Mutual Funds, Inc.
                                (the "Company")

                        Supplement dated August 16, 1999
                      to Prospectus dated January 19, 1999
                          (as revised March 31, 1999)

Merger of Mercantile Bancorporation Inc. and Firstar Corporation

  Mercantile Bancorporation Inc. ("Mercantile") and Firstar Corporation ("Firstar") have entered into an Agreement and Plan of Merger dated as of April 30, 1999, as amended June 17, 1999, which provides for the merger of these two bank holding companies. The Agreement and Plan of Merger and the transactions contemplated thereby, including the merger of Mercantile with and into Firstar, were approved by shareholders of Mercantile and Firstar at special meetings of shareholders held on July 28, 1999. The merger is expected to be completed on or about September 17, 1999.

  As a result of the merger, Mississippi Valley Advisors Inc. ("MVA"), the Company's investment adviser and currently an indirect wholly owned subsidiary of Mercantile, will become an indirect wholly owned subsidiary of Firstar. MVA will continue to serve as the Company's investment adviser following the merger.

  Firstar is a Wisconsin corporation with a principal office at Firstar Center, 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. At March 31, 1999, Firstar had consolidated total assets of approximately $38 billion.